LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of components of lease cost

The following table represents lease costs recognized in the Group's consolidated statements of operation for the years ended December 31, 2019 and 2020. Lease costs are included in selling, general and administrative expense and research and development expense on the Group's consolidated statements of operations.

	For the years ended
	December 31,
	2019	2020
	RMB	RMB
Operating lease cost(1)	30,788	57,080
Sublease income	(1,382)	(537)
Total lease cost	29,406	56,543
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Schedule of components of leases that are recognized on the Balance Sheets

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	26,733	42,313
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	112,513	96,348
Weighted average remaining lease term
Operating leases	3.76 years	3.68 years
Weighted average discount rate
Operating leases	5.21%	5.25%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2020:

Year ending December 31,	RMB

2021	49,628
2022	52,015
2023	46,114
2024	25,859
2025	8,354
Total lease payments	181,970
Less: imputed interest	17,850
Present value of lease liabilities	164,120